PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) ৳ in Millions, $ in Millions	Apr. 08, 2021 motions	Apr. 14, 2020 plaintiffs	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 BDT (৳) sim_card	Apr. 01, 2012 BDT (৳) sim_card operator	Jul. 31, 2023 legalProceeding	Jun. 26, 2023 BDT (৳)	Jun. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 05, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 13, 2018 plaintiffs	Nov. 20, 2017 BDT (৳)	Nov. 20, 2017 USD ($)	May 18, 2015 USD ($)	Apr. 01, 2012 USD ($)
Disclosure of other provisions [line items]
Legal provisions												$ 22
Threshold value of other individual contingencies for disclosure											$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed											289		$ 442
PJSC VimpelCom
Disclosure of other provisions [line items]
Tax and interest claim amount												$ 22
Entering into significant commitments or contingent liabilities
Disclosure of other provisions [line items]
Tax and interest claim amount									৳ 8,231	$ 76
Interest claim									৳ 4,307	$ 40
Commencement of major litigation | PJSC VimpelCom
Disclosure of other provisions [line items]
Hearings held | legalProceeding								2
Legal claims | legalProceeding								4
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action				2
Defendants with dismissed claims | plaintiffs														1
Number of additional named plaintiffs and allegations | plaintiffs		3
Number of parties filed motions | motions	2
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions											$ 8		$ 11
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax							৳ 7,740											$ 75
Number of random SIM cards purchased by NBR | sim_card							5
Total number of SIM cards issued | sim_card							7,021,834
Number of other operators that received notices | operator							3
Percentage of exposure of the original demand							8.50%
Assessed SIM tax liability							৳ 7,620											$ 74
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax															৳ 1,690	$ 16
Number of random SIM cards purchased by Review Committee | sim_card							1,200
Percentage of incorrectly registered SIM cards							4.83%
Number of SIM cards incorrectly issued | sim_card						6,887,633
SIM tax payable on incorrectly issued SIM cards						৳ 5,320											$ 52
Percentage of SIM tax deposited			10.00%		10.00%